Paras Madho
Director
Securities Operations

NYSE Group, Inc | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

07081725

CERTNYS

1-16739

RECD S.E.C.
NOV 1 3 2007
1086

November 13, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
NOV 1 4 2007
THOMSON
FINANCIAL

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, VECTREN UTILITY HOLDINGS, INC., 6.10% Senior Notes of Vectren Utility Holdings, Inc., due December 1, 2035, Guarantees of 6.10% Senior Notes of Vectren Utility Holdings, Inc., due December 1, 2035, issued by Southern Indiana Gas and Electric Company, Indiana Gas Company, Inc., and Vectren Energy Delivery of Ohio, Inc. and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 12, 2007. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

END